UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         05/13/2009
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:               0

     Form 13F Information Table Entry Total:        127

     Form 13F Information Table Value Total:   $ 311540
                                               -----------------
                                                (thousands)


     List of    Other   Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------

Abbott Laboratories                     COM           002824100        5     100   SH           Other                            100
Abbott Laboratories                     COM           002824100      764   16015   SH            Sole           16015
Ansys Inc.                              COM           03662Q105      234    9311   SH            Sole            9311
Archer-Daniels Midland                  COM           039483102      521   18750   SH         Defined           18750
AT & T Inc                              COM           00206R102      307   12166   SH            Sole           12166
Atlas Energy Resources LLC              COM           049303100      529   50167   SH         Defined           50167
Bank New York Mellon Inc COM            COM           064058100      246    8704   SH           Other                           8704
Berkshire Hathaway Class A              CL A          084670108     1214      14   SH            Sole              14
Berkshire Hathaway Class B              CL B          084670207      629     223   SH            Sole             223
Berkshire Hathaway Class B              CL B          084670207        3       1   SH           Other                              1
Boardwalk Pipeline Partners LP          UT LTD PART   096627104     3468  154837   SH         Defined          154837
Boston Scientific Cor                   COM           101137107      132   16600   SH           Other                          16600
Breitburn Energy Partners, L.P.         COM UT LT PTN 106776107      724  110910   SH         Defined          110910
Bunge Ltd                               COM           G16962105        2      40   SH           Other                             40
Bunge Ltd                               COM           G16962105      388    6850   SH         Defined            6850
Chevron Corp                            COM           166764100      574    8540   SH            Sole            8540
Cisco Systems Inc                       COM           166764100        3     150   SH           Other                            150
Cisco Systems Inc.                      COM           17275R102      190   11325   SH            Sole           11325
Comcast Corp New                        CL A SPL      20030N200      211   16427   SH           Other                          16427
Comcast Corp New                        CL A          20030N101       14    1033   SH            Sole            1033
Comcast Corp New                        CL A SPL      20030N200      138   10731   SH            Sole           10731
Comcast Corp New                        CL A          20030N101        3     250   SH           Other                            250
Conoco Phillips                         COM           20825C104      962   24556   SH            Sole           24556
Conoco Phillips                         COM           20825C104      181    4630   SH           Other                           4630
Copano Energy, L.L.C.                   COM UNITS     217202100      658   49412   SH         Defined           49412
Dara Biosciences, Inc.                  COM           23703P106        5   12893   SH            Sole           12893
Davita                                  COM           23918K108      316    7200   SH           Other                           7200
Eaton Vance Tx-Mgd Gl Div Eq Inc Fund   COM           27829F108     1118  130000   SH         Defined          130000
Enbridge Energy Partners, L.P.          COM           29250R106     3384  113074   SH         Defined          113074
Enbridge Energy Partners, L.P.          COM           29250R106       38    1252   SH            Sole            1252
Encore Energy PTN                       COM UNIT      29257A106      698   48935   SH         Defined           48935
Endo Pharmaceuticals                    COM           29264F205      177   10029   SH           Other                          10029
Energy Transfer Partners L.P.           UNIT LTD PRTN 29273R109     3720  100848   SH         Defined          100848
Energy Transfer Partners L.P.           UNIT LTD PRTN 29273R109       49    1308   SH            Sole            1308
Enterprise Products Partners LP         COM           293792107     3487  156709   SH         Defined          156709
Enterprise Products Partners LP         COM           293792107       45    2033   SH            Sole            2033
Everest Re Group                        COM           G3223R108      315    4450   SH           Other                           4450
Exxon Mobil Corp                        COM           30231G102     5007   73520   SH            Sole           73520
Exxon Mobil Corp                        COM           30231G102      363    5325   SH           Other                           5325
Gabelli Equity Tr Common                COM           362397101      100   32770   SH            Sole           32770
General Electric                        COM           369604103      206   20401   SH            Sole           20401
General Electric                        COM           369604103        1      50   SH           Other                             50
International Business Machines Corp.   COM           459200101      426    4400   SH            Sole            4400
International Game Technology           COM           459902102      107   11580   SH           Other                          11580
Ipc Holdings                            ORD           G4933P101      622   23000   SH         Defined           23000
iShares Barclay's 1-3 Year Treasy Bond  BCLY 1-3 YR   464287457    39539  468916   SH            Sole          468916
iShares Barclay's Aggregate Bond        BCLY US AGG B 464287226    23638  232952   SH            Sole          232952
iShares Barclay's TIPS Bond             US TIPS BD FD 464287176      402    3920   SH         Defined            3920
iShares Barclay's TIPS Bond             US TIPS BD FD 464287176    28107  273538   SH            Sole          273538
iShares Global Consumer Staples         S&P GL C STAP 464288737     1961   47020   SH            Sole           47020
iShares MSCI Japan Index                MSCI JAPAN    464286848    13877 1756537   SH            Sole         1756537
iShares S&P 500 US Pfd. Stck. Index     US PFD ST IDX 464288687      595   26100   SH         Defined           26100
Ishs Dj Us Telecom Dow Jones U S        DJ US TELECOM 464287713     1227   77000   SH         Defined           77000
Ishs R 1000 Vl Fd Russ 1000 Val Indx Fd RUSSELL1000VA 464287598     2514   61700   SH         Defined           61700
Johnson & Johnson                       COM           478160104      697   13244   SH            Sole           13244
Kayne Anderson Energy Development Co    COM           48660Q102     2979  318981   SH            Sole          318981
Kayne Anderson MLP Investment Co.       COM           486606106     2286  115002   SH            Sole          115002
Kinder Morgan Energy Partners L P       UT LTD PRTNR  494550106     3870   82834   SH         Defined           82834
Kinder Morgan Energy Partners L P       UT LTD PRTNR  494550106       46     981   SH            Sole             981
KKR Financial Corp                      COM           48248A306      274  311600   SH         Defined          311600
Laboratory Corp Amer Hldg               COM NEW       50540R409      269    4600   SH           Other                           4600
Laboratory Corp Amer Hldg               COM NEW       50540R409       85    1450   SH            Sole            1450
Legacy Partners LP                      UNIT LP INT   524707304      604   66108   SH         Defined           66108
Magellan Midstream Partners LP          COM UNIT LP   559080106     3124  106397   SH         Defined          106397
Magellan Midstream Partners LP          COM UNIT LP   559080106       44    1481   SH            Sole            1481
Markwest Energy Partners L.P.           UNIT LTD PRT  570759100     1027   88697   SH         Defined           88697
Markwest Energy Partners L.P.           UNIT LTD PRT  570759100       26    2123   SH            Sole            2123
McDonalds Corp COM                      COM           580135101       14     250   SH           Other                            250
McDonalds Corp COM                      COM           580135101      481    8809   SH            Sole            8809
Medivation, Inc.                        COM           58501N101     3830  209640   SH            Sole          209640
Microsoft Corporation                   COM           594918104      528   28738   SH            Sole           28738
Microsoft Corporation                   COM           594918104      409   22250   SH           Other                          22250
Mktvctrs Agrbsiness Agribusiness ETF    AGRIBUS ETF   57060U605      849   30000   SH         Defined           30000
Mktvctrs Agrbsiness Agribusiness ETF    AGRIBUS ETF   57060U605      253    8920   SH            Sole            8920
NGP Capital Resources Company           COM           62912R107       77   15523   SH         Defined           15523
Nustar Energy L.P.                      UNIT COM      67058H102     3459   75019   SH         Defined           75019
Nustar Energy L.P.                      UNIT COM      67058H102       54    1172   SH            Sole            1172
Oil Service Holdrs                      DEPOSTRY RCPT 678002106      393    5300   SH         Defined            5300
Oneok Partners LP                       UNIT LTD PRT  68268N103     2907   71522   SH         Defined           71522
Oneok Partners LP                       UNIT LTD PRT  68268N103       40     976   SH            Sole             976
Oracle Corporation                      COM           68389X105      173    9583   SH            Sole            9583
Oracle Corporation                      COM           68389X105      255   14110   SH           Other                          14110
Pepsico Inc                             COM           713448108        5     100   SH           Other                            100
Pepsico Inc.                            COM           713448108      524   10173   SH            Sole           10173
Pinnacle West Cap Corp COM              COM           723484101      266   10000   SH            Sole           10000
Pioneer Southwest Energy                UNIT LP INT   72388B106      737   46816   SH         Defined           46816
Plains All American Pipeline, L.P.      UNIT LTD PRTN 726503105     3468   94344   SH         Defined           94344
Plains All American Pipeline, L.P.      UNIT LTD PRTN 726503105       47    1286   SH            Sole            1286
PNM Resources Inc.                      COM           69349H107      372   45000   SH         Defined           45000
Praxair Inc                             COM           74005P104      323    4800   SH           Other                           4800
Procter & Gamble Co.                    COM           742718109      689   14621   SH            Sole           14621
Pwrshs Wtr Res Ptf Water Res Port       WATER RESRCE  73935X575      455   38100   SH         Defined           38100
Regency Energy Partners LP              COM UNITS LP  75885Y107      877   70303   SH         Defined           70303
Safeway Inc                             COM NEW       786514208      210   10390   SH           Other                          10390
Scana Corporation                       COM           80589M102      230    7450   SH           Other                           7450
Sec Spdr Health-sbi Health Care         SBI HEALTHCRE 81369Y209     1186   49000   SH         Defined           49000
Select Sector SPDR: Consumer Staples    SBI CONS STP  81369Y308     9531  451725   SH            Sole          451725
Silgan Holdings Inc COM                 COM           827048109      294    5590   SH           Other                           5590
Silicon Image Inc                       COM           82705T102       69   28820   SH           Other                          28820
Silver Wheaton Corp                     COM           828336107      165   20000   SH            Sole           20000
Southern Union Co                       COM           844030106      173   11355   SH           Other                          11355
SPDR Gold TR                            GOLD SHS      78463V107     1903   21082   SH         Defined           21082
SPDR Gold TR                            GOLD SHS      78463V107    83583  925817   SH            Sole          925817
Standard & Poor Dep Rec                 UNIT SER 1    78462F103      596    7500   SH         Defined            7500
Sysco Corp COM                          COM           871829107      332   14571   SH            Sole           14571
Targa Resources Partners LP             COM UNIT      87611X105      730   81348   SH         Defined           81348
Teppco Partners L.P.                    UT LTD PRTNR  872384102     3362  148421   SH         Defined          148421
Teppco Partners L.P.                    UT LTD PRTNR  872384102       45    1998   SH            Sole            1998
Texas Capital Bank Corp.                COM           88224Q107     1239  110000   SH            Sole          110000
Ultra Short Lehman 20+Trsy Pro Shares   PSHS U 20YRS  74347R297     2350   53855   SH         Defined           53855
Ultra Short Lehman 20+Trsy Pro Shares   PSHS U 20YRS  74347R297      965   22114   SH            Sole           22114
Ultrashort Oil & Gas ProShares          ULTRASHRT O&G 74347R586     4347  164400   SH         Defined          164400
UltraShort Real Estate Proshares        REAL EST PRO  74347R552     5350  101235   SH         Defined          101235
UltraShort Real Estate Proshares        REAL EST PRO  74347R552      241    4559   SH            Sole            4559
Ultrashort Russell 2000proshares        ULTSHTRUS2000 74347R834     8378  118965   SH         Defined          118965
Ultrashort Russell 2000proshares        ULTSHTRUS2000 74347R834      121    1732   SH            Sole            1732
United States Oil                       UNITS         91232N108      970   33400   SH         Defined           33400
United States Oil                       UNITS         91232N108        1      29   SH            Sole              29
USEC, Inc.                              COM           90333E108      480  100000   SH         Defined          100000
Vanguard Industrials ETF                INDUSTRL ETF  92204A603      433   12800   SH         Defined           12800
Visa Inc                                COM CL A      92826C839      403    7250   SH           Other                           7250
Walgreen Co COM                         COM           931422109      415   16000   SH            Sole           16000
Waste Management Inc.                   COM           94106L109      218    8530   SH           Other                           8530
Western Gas Partners                    COM LP IN     958254104      761   51122   SH         Defined           51122
Western Union Co                        COM           959802109      175   13950   SH           Other                          13950
XTO Energy Inc.                         COM           98385X106      214    7000   SH            Sole            7000
Yamana Gold Inc.                        COM           98462Y100     1110  120000   SH         Defined          120000